Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
6.	Property, Plant and Equipment

Property, plant and equipment consist of the following:

	December 31,	December 31,
	2017	2018
	HK$	HK$

Property, plant and equipment:
Buildings	136,099	136,099
Furniture, fixtures and equipment	694	694
Motor vehicles	1,814	1,814
	138,607	138,607
Accumulated depreciation and amortization	(24,398)	(30,855)
Property, plant and equipment, net	114,209	107,752

Depreciation and amortization of property, plant and equipment from operating activities were HK$6,849, HK$6,649 and HK$6,457 during the years ended December 31, 2016, 2017 and 2018, respectively.